COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 98.7%
	ASSET MANAGEMENT - 4.1%
1,388	Ameriprise Financial, Inc.	$ 565,415
16,771	Brookfield Infrastructure Corporation, Class A	556,294
5,196	Hamilton Lane, Inc., Class A	596,760
		1,718,469
	BEVERAGES - 1.5%
2,623	Constellation Brands, Inc., Class A	651,868

	BIOTECH & PHARMA - 3.0%
812	Eli Lilly and Company	611,988
3,368	Zoetis, Inc.	667,976
		1,279,964
	CHEMICALS - 2.9%
2,285	Air Products and Chemicals, Inc.	534,781
2,048	Sherwin-Williams Company (The)	679,998
		1,214,779
	COMMERCIAL SUPPORT SERVICES - 2.8%
4,976	Insperity, Inc.	506,507
4,028	Waste Connections, Inc.	670,420
		1,176,927
	CONSTRUCTION MATERIALS - 1.6%
1,946	Carlisle Companies, Inc.	681,100

	DATA CENTER REIT - 1.3%
626	Equinix, Inc.	556,401

	ELECTRIC UTILITIES - 1.4%
11,119	NextEra Energy, Inc.	613,658

	ELECTRICAL EQUIPMENT - 4.2%
5,737	Amphenol Corporation, Class A	626,710
15,908	Cognex Corporation	627,571
5,991	Otis Worldwide Corporation	570,942
		1,825,223

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	ENGINEERING & CONSTRUCTION - 1.4%
3,368	Tetra Tech, Inc.	$ 597,214

	HEALTH CARE FACILITIES & SERVICES - 5.3%
6,583	Ensign Group, Inc. (The)	822,349
1,455	UnitedHealth Group, Inc.	718,188
6,820	US Physical Therapy, Inc.	724,761
		2,265,298
	HOUSEHOLD PRODUCTS - 1.6%
4,519	Inter Parfums, Inc.	663,028

	INDUSTRIAL INTERMEDIATE PROD - 1.3%
2,522	Valmont Industries, Inc.	534,487

	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
6,143	Morgan Stanley	528,544
7,125	Nasdaq, Inc.	400,425
		928,969
	INSURANCE - 2.9%
4,197	Allstate Corporation (The)	669,506
1,134	Kinsale Capital Group, Inc.	585,348
		1,254,854
	LEISURE FACILITIES & SERVICES - 4.2%
4,299	Churchill Downs, Inc.	523,919
1,506	Domino's Pizza, Inc.	675,215
6,143	Starbucks Corporation	582,971
		1,782,105
	LEISURE PRODUCTS - 1.2%
5,991	Brunswick Corporation	523,613

	MACHINERY - 1.0%
1,642	Nordson Corporation	436,197

	MEDICAL EQUIPMENT & DEVICES - 4.3%
3,520	ResMed, Inc.	611,494

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.3% (Continued)
2,691	STERIS plc	$ 626,761
1,642	West Pharmaceutical Services, Inc.	588,427
		1,826,682
	OFFICE REIT - 1.3%
4,434	Alexandria Real Estate Equities, Inc.	553,053

	OIL & GAS PRODUCERS - 4.1%
3,232	Cheniere Energy, Inc.	501,606
4,011	Diamondback Energy, Inc.	732,088
14,605	Northern Oil and Gas, Inc.	521,837
		1,755,531
	PUBLISHING & BROADCASTING - 1.5%
3,791	Nexstar Media Group, Inc.	629,950

	REAL ESTATE SERVICES - 0.7%
21,814	eXp World Holdings, Inc.	285,763

	RESIDENTIAL REIT - 1.3%
8,191	Equity LifeStyle Properties, Inc.	551,418

	RETAIL - CONSUMER STAPLES - 3.4%
1,980	Casey's General Stores, Inc.	602,890
1,134	Costco Wholesale Corporation	843,571
		1,446,461
	RETAIL - DISCRETIONARY - 4.4%
1,642	Home Depot, Inc. (The)	624,962
4,197	Ross Stores, Inc.	625,185
2,403	Tractor Supply Company	611,131
		1,861,278
	SEMICONDUCTORS - 6.6%
626	Broadcom, Inc.	814,107
1,083	Monolithic Power Systems, Inc.	779,803
7,413	Power Integrations, Inc.	529,733

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	SEMICONDUCTORS - 6.6% (Continued)
3,875	Universal Display Corporation	$ 675,878
		2,799,521
	SOFTWARE - 4.9%
1,185	Intuit, Inc.	785,525
2,031	Microsoft Corporation	840,102
2,623	Paycom Software, Inc.	478,409
		2,104,036
	SPECIALTY FINANCE - 2.8%
12,523	Air Lease Corporation	502,172
5,889	Discover Financial Services	710,803
		1,212,975
	STEEL - 0.8%
1,100	Reliance Steel & Aluminum Company	353,342

	TECHNOLOGY HARDWARE - 3.7%
4,332	Apple, Inc.	783,009
2,437	Motorola Solutions, Inc.	805,160
		1,588,169
	TECHNOLOGY SERVICES - 12.5%
1,692	Accenture plc, Class A	634,128
6,042	Booz Allen Hamilton Holding Corporation	892,465
2,979	Broadridge Financial Solutions, Inc.	606,465
3,232	CDW Corporation	795,751
914	FactSet Research Systems, Inc.	422,798
3,300	Jack Henry & Associates, Inc.	573,441
1,218	MSCI, Inc.	683,261
2,572	Visa, Inc., Class A	726,950
		5,335,259
	TRANSPORTATION & LOGISTICS - 1.0%
1,980	JB Hunt Transport Services, Inc.	408,494

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
COMMON STOCKS — 98.7% (Continued)
WHOLESALE - DISCRETIONARY - 1.5%
1,591	Pool Corporation	$ 633,409

	TOTAL COMMON STOCKS (Cost $30,985,798)	$ 42,049,495

Shares		Fair Value
SHORT-TERM INVESTMENT — 1.1%
MONEY MARKET FUND - 1.1%
482,008	Northern Institutional Treasury Portfolio, 5.16% (Cost $482,008)(a)	482,008

	TOTAL INVESTMENTS - 99.8% (Cost $31,467,806)	$ 42,531,503
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	67,872
	NET ASSETS - 100.0%	$ 42,599,375

MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of February 29, 2024.